Fair Value Measurement (Details 4) (Student loan auction rate securities, USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Student loan auction rate securities
Reconciliation of significant unobservable inputs (Level 3) used for fair value measurement
Balance at the beginning of the period	$ 38.8	$ 170.5	$ 341.1
Total realized gains included in product sales and other	1.3	4.4	(4.5)
Total unrealized losses included in other comprehensive income	(0.4)		1.2
Sales	(26.1)	(135.6)	(158.4)
Balance at the end of the period	$ 13.6	$ 38.8	$ 170.5